General and Administrative Expense	12 Months Ended
Dec. 31, 2024
General and Administrative Expense [Abstract]
General and Administrative Expense

Note 13 – General and Administrative Expense

General and administrative costs are expensed as incurred and primarily include personnel costs in the U.S. and India, public filing fees, travel expenses, contractor fees, and professional fees.